Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Sales of goods	$ 1,328,675	$ 1,653,111	$ 3,953,974	$ 4,615,285
Provision of services	556,647	484,906	993,920	1,023,257
TOTAL REVENUE	1,885,322	2,138,017	4,947,894	5,638,542
COST OF SALES	(1,444,542)	(1,243,334)	(3,765,429)	(3,833,308)
GROSS PROFIT	440,780	894,683	1,182,465	1,805,234
OPERATING EXPENSES
Amortization	2,821	8,990	8,464	26,969
Depreciation	139,358	137,880	424,039	362,123
Director fees	131,469	148,914	375,369	452,154
Insurance	234,279	423,036	954,259	1,429,466
Office and miscellaneous	508,554	1,605,520	1,375,985	5,843,576
Professional fees	774,069	1,108,983	2,242,807	3,530,057
Research and development	347,373	59,792	659,832	1,408,476
Share-based payments	400,575	788,824	904,629	1,808,302
Travel	57,436	222,105	174,367	515,691
Wages and salaries	1,529,144	1,852,095	4,932,183	5,821,493
Total operating expenses	(4,125,078)	(6,356,139)	(12,051,934)	(21,198,307)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	3,575,559		2,788,734	57,314
Finance and other gain	38,632	30,714	85,436	77,466
Foreign exchange gain (loss)	(48,216)	86,718	26,344	(106,357)
Gain (loss) on disposal of assets	7,846	600	32,148	16,295
Gain (loss) on recovery (impairment) of notes receivable	7,564	(104,780)	18,425	(104,780)
Government income		1,319		3,891
Other income (expense)	(97,281)		(1,237,169)	25,769
Total Other income (expenses)	3,484,104	14,571	1,713,918	(30,402)
NET INCOME (LOSS)	(200,194)	(5,446,885)	(9,155,551)	(19,423,475)
Items that may be reclassified to profit or loss
Foreign exchange translation	1,086	(449)	(15,935)	(108,626)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(165,441)	(82,914)	(175,117)	14,046
COMPREHENSIVE INCOME (LOSS)	$ (364,549)	$ (5,530,248)	$ (9,346,603)	$ (19,518,055)
Net Income (Loss) per share - Basic	$ (0.06)	$ (3.13)	$ (3.28)	$ (11.99)
Net Income (Loss) per share - Diluted	$ (0.06)	$ (3.13)	$ (3.28)	$ (11.99)
Weighted average number of common shares outstanding - Basic	3,351,778	1,738,779	2,794,072	1,619,343
Weighted average number of common shares outstanding - Diluted	3,351,778	1,738,779	2,794,072	1,619,343